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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier          Carmel, California      2/14/12
   -----------------------------    ------------------   -------------
            [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: $210,905
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                        OTHER     VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN NONE     SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Acacia Research                    COM      003881307     9402  257525           257525          202325  55200
Allied Nevada Gold Corp.           COM      019344100     2147   70900            70900           42300  28600
Bank Of The Ozarks                 COM      063904106    11019  371875           371875          288075  83800
Cascade Industries Inc.            COM      147195101     5242  111125           111125           81725  29400
Chart Industries Inc.              COM      16115Q308     8004  148025           148025          114325  33700
Coherent Inc.                      COM      192479103     7124  136300           136300          100950  35350
Dresser-Rand Group Inc.            COM      261608103     6831  136875           136875           98075  38800
EBIX Inc.                          COM      278715206     5062  229050           229050          163850  65200
Enerys                             COM      29275Y102     4020  154775           154775          116025  38750
FEI Company                        COM      30241L109     8741  214350           214350          155250  59100
First Financial Bancorp            COM      320209109     7743  465350           465350          341350 124000
Haemonetics Corporation            COM      405024100     6988  114150           114150           81950  32200
Herbalife Ltd.                     COM      G4412G101     8223  159150           159150          120650  38500
Innophos Holdings Inc.             COM      45774N108     9780  201400           201400          151500  49900
Jack Henry & Associates Inc.       COM      426281101     8759  260600           260600          199300  61300
Landstar System Inc.               COM      515098101     3842   80175            80175           61575  18600
Oriental Financial Group           COM      68618W100    11061  913394           913394          686594 226800
Pier 1 Imports, Inc.               COM      720279108    10883  781250           781250          590450 190800
Questcor Pharmaceuticals           COM      74835Y101     7389  177700           177700          136150  41550
Regal-Beloit Corp.                 COM      758750103     3866   75850            75850           56650  19200
Sirona Dental Systems Inc.         COM      82966C103     5055  114775           114775           83875  30900
Snap-On Incorporated               COM      833034101     6109  120675           120675           88525  32150
Stantec Inc.                       COM      85472N109     7154  262550           262550          185350  77200
Steven Madden, Ltd.                COM      556269108     8239  238823           238823          186373  52450
Thor Industries Inc.               COM      885160101     3670  133800           133800           95700  38100
Tupperware Brands Corp.            COM      899896104     8005  143025           143025          108025  35000

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                        OTHER     VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN NONE     SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Ultratech Inc.                     COM      904034105     6802  276850           276850          195750  81100
UMB Financial Corp.                COM      902788108     8298  222775           222775          166675  56100
Wabtec Corporation                 COM      929740108     6460   92350            92350           67100  25250
Wi-Lan Inc.                        COM      928972108     2563  446600           446600          336950 109650
SPDR Gold Trust                    ETF      863307104     2424   15950            15950           15875     75